FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Credit risk exposure
Total financial assets	$ 668,201	$ 959,191
Credit risk | Due
Credit risk exposure
Total financial assets	112,324	179,617
Credit risk | Not due
Credit risk exposure
Total financial assets	555,877	779,574
Cash and cash equivalent | Credit risk
Credit risk exposure
Total financial assets	318,319	347,930
Cash and cash equivalent | Credit risk | Not due
Credit risk exposure
Total financial assets	318,319	347,930
Investments | Credit risk
Credit risk exposure
Total financial assets	33,584	269,959
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	33,584	269,959
Trade receivables, net | Credit risk
Credit risk exposure
Total financial assets	296,424	289,887
Trade receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	111,262	176,315
Trade receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	185,162	113,572
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	19,874	51,415
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	1,062	3,302
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	18,812	48,113
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	$ 111,262	$ 176,315